UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22464
Ironwood Multi-Strategy Fund LLC
 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

IRONWOOD MULTI-STRATEGY FUND LLC

PLEASE REFER TO THE FORM N-PX OF IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC CIK NO. 0001500233, FILE NO. 811-22463, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2016.

PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2016 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Multi-Strategy Fund LLC

By:	/s/ Jonathan Gans
Jonathan Gans, President
(Chief Executive Officer)

Date:   August 29, 2016